Contract Liabilities / Deferred Revenue - Additional Information (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of contract liabilities and deferred income [abstract]
Aggregated amount of the transaction price allocated to the remaining performance obligation	¥ 3,711